Geographic Information And Major Customers	12 Months Ended
Dec. 31, 2011
Geographic Information And Major Customers [Abstract]
Geographic Information And Major Customers
Note 15 - Geographic Information and Major Customers

The Company manages its business on the basis of one reportable segment. The data is presented in accordance with ASC Topic 280, "Disclosures About Segments of an Enterprise and Related Information".

	Year ended December 31
	2009	2010	2011
Revenues by geographical areas from
external customers
Americas	$9,810	$30,137	$9,528
Far East	2,365	1,817	9,214
Africa	3,813	6,368	12,396
Europe	11,590	11,756	16,612
Total export	27,578	50,078	47,750
Domestic (Israel)	3,859	3,549	3,505

	$31,437	$53,627	$51,255

	December 31	December 31
	2010	2011
Long lived assets by geographical areas
Domestic (Israel)	$4,530	$4,486
Germany	4,412	4,469
Poland	4,403	3,411
France	501	391
Other	1,922	1,564

	$15,768	$14,321

Major Customers

Revenues from one major customer represent approximately 21%, 53% and 16% of the consolidated revenues for the years ended December 31, 2009, 2010 and 2011, respectively. Revenues from two other major customers represent approximately 14% each of the consolidated revenues for the year ended December 31, 2011.